UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that
all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    September 30, 2004
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    130
Form 13F Information Table Value Total:    $163,789
List of Other Included Managers:
No.  13F File Number      Name
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
Item 6: Item 8: Item 1:Item 2: Item 3: Item 4: Item 5: Investment Discr Item 7:Voting Authority
Name of Issuer  Title of Class CUSIP Fair Market Shares or (b) Shared- Managers  (Shares)
Number  Value  Principal (a) Sole  As Defined (c) ShareSee Instr (a) Sol (b) Shar(c) None
Amount   in Instr.  Other
3M Co.                     Common           88579Y101      415.1     5,191     5,191
      5,191
Abbott Laboratories        Common           002824100    1,555.9    36,730    36,730
              36,730
Alliance Capital Mgmt Hold.Unit L.P. Int.   01855A101      206.5     5,817     5,817
                 5,817
Allied Capital Corp.       Common           01903Q108    1,635.1    67,040    67,040
              67,040
American Int'l Group       Common           026874107    2,029.2    29,845    29,845
              29,845
Amgen Inc.                 Common           031162100    2,355.1    41,455    41,455
         41,455
Arbitron Inc.              Common           03875Q108      212.3     5,800     5,800
       5,800
Asyst Technologies         Common           04648X107      438.7    85,860    85,860
              85,860
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    2,230.2    58,260    58,260
              58,260
Avery Dennison             Common           053611109    1,890.1    28,734    28,734
             28,734
Bank of America Corp.      Common           060505104      322.8     7,450     7,450
               7,450
Bank of New York Co., Inc. Common           064057102    2,798.9    95,950    95,950
                    95,950
BB&T Corp                  Common           054937107      431.2    10,863    10,863
          10,863
Berkshire Hathaway CL B    CL B             084670207      295.7       103       103
             103
Biomet Inc.                Common           090613100      214.5     4,575     4,575
      4,575
Boston Scientific Corp     Common            101137107   1,812.3    45,615    45,615
               45,615
BP PLC - Spon ADR          Common           055622104    4,768.5    82,887    82,887
                  82,887
Buckeye Partners, LP       Unit Ltd Partn    118230101     209.5     4,760     4,760
             4,760
Caremark RX Inc.           Common            141705103     798.5    24,900    24,900
             24,900
Cedar Fair                 Dep. Unit        150185106    4,065.1   132,629   132,629
      132,629
Checkfree Corp.            Common           162813109      288.5    10,425    10,425
           10,425
Cheesecake Factory         Common            163072101   1,287.9    29,675    29,675
              29,675
ChevronTexaco Corp         Common            166764100     251.2     4,684     4,684
               4,684
Cisco Systems              Common           17275R102    2,740.6   151,416   151,416
            151,416
CitiGroup Inc.             Common           172967101    2,151.0    48,753    48,753
          48,753
Clevelnd-Cliffs            Common            185896107     323.1     3,995     3,995
        3,995
Coeur D'alene Mines Corp.  Common           192108108      211.3    44,575    44,575
                  44,575
Comcast Corp. CL A         CL A             200300101      985.6    35,300    35,300
           35,300
Corinthian Colleges, Inc.  Common           218868107      696.4    51,663    51,663
              51,663
Credence Systems           Common           225302108      375.7    52,185    52,185
             52,185
Developers Diversified RealCommon            251591103   1,605.9    41,020    41,020
                   41,020
Devry Inc.                 Common           251893103      269.2    13,000    13,000
      13,000
Dow Chemical               Common           260543103    1,718.2    38,029    38,029
            38,029
Drexler Technology Corp.   Common            261876106     191.2    20,875    20,875
                  20,875
Duke Energy Corp.          Common            264399106   4,167.7   182,076   182,076
               182,076
Duke Realty Corp.          Common           264411505    1,369.5    41,249    41,249
             41,249
Enpath Medical Inc.        Common           29355Y105      663.6    72,530    72,530
              72,530
Enterprise Products Part. LCommon            293792107   1,126.0    48,575    48,575
                 48,575
Estee Lauder Co. - CL A    CL A              518439104     540.9    12,941    12,941
            12,941
Expeditors Int'l Wash.     Common           302130109    1,472.9    28,490    28,490
              28,490
Express Scripts, Inc.      Common            302182100     271.2     4,150     4,150
          4,150
Exxon Mobil Corp.          Common           30231G102    4,701.5    97,279    97,279
                97,279
General Electric           Common           369604103    2,235.2    66,563    66,563
          66,563
Genworth Financial Inc.-CL Common           37247D106    2,641.6   113,375   113,375
                     113,375
Genzyme                    Common            372917104   2,320.0    42,639    42,639
         42,639
Gilead Sciences Inc.       Common           375558103    3,732.5    99,852    99,852
             99,852
Goldman Sachs Group, Inc.  Common           38141G104      242.7     2,603     2,603
                   2,603
Guidant Corp.              Common           401698105      251.0     3,800     3,800
        3,800
Harmonic Inc.              Common            413160102     565.7    85,070    85,070
         85,070
Harmony Gold Mining Ltd    Sponsored ADR     413216300   1,159.1    85,105    85,105
                         85,105
Hecla Mining Company       Common           422704106      225.6    30,325    30,325
                  30,325
Henry (Jack) & Assoc., Inc.Common           426281101      195.2    10,400    10,400
                 10,400
HI/FN, Inc.                Common            428358105     428.5    48,858    48,858
       48,858
Home Depot                 Common           437076102      279.2     7,122     7,122
         7,122
IBM                        Common            459200101     390.3     4,552     4,552
   4,552
Illinois Tool Works        Common           452308109    1,185.9    12,728    12,728
             12,728
Intel                      Common           458140100    1,814.2    90,437    90,437
   90,437
International Steel Group, Common            460377104   3,788.4   112,415   112,415
                 112,415
Ishares Inc.               MSCI Emerg Mkt   464287234      276.0     1,600     1,600
           1,600
J.P. Morgan Chase & Co.    Common           46625H100      521.0    13,113    13,113
                  13,113
Johnson & Johnson          Common           478160104      338.4     6,007     6,007
             6,007
K-Sea Transn Partners LP   Common           48268Y101    2,126.6    68,225    68,225
                   68,225
Kadant, Inc.               Common           48282T104      369.0    20,100    20,100
       20,100
Kaneb Pipe Line Partners, LSr Pref Unit      484169107   2,154.1    41,609    41,609
                 41,609
KeyCorp                    Common           493267108      291.7     9,232     9,232
      9,232
Kinder Morgan Energy PartneUT Ltd Partner   494550106      503.0    10,739    10,739
                      10,739
Landec Corporation         Common            514766104     478.4    63,780    63,780
             63,780
Liberty Media Corp - A     Common            530718105     908.1   104,143   104,143
                104,143
Lowe's Cos Inc.            Common           548661107      206.7     3,803     3,803
         3,803
Lucent Technologies Inc.   Common            549463107      31.7    10,000    10,000
               10,000
Magellan Midstream Ptnrs LPCom Unit RP LP   559080106      314.8     5,725     5,725
                        5,725
Markwest Energy Partners L.Unit L.P. Int.    570759100     922.2    20,959    20,959
                 20,959
Marsh & Mclennan Co. Inc.  Common            571748102   2,345.4    51,254    51,254
                    51,254
Matria Healthcare Inc.     Common           576817100    1,272.5    44,950    44,950
              44,950
MBNA Corp.                 Common           52262L100      205.5     8,155     8,155
           8,155
McDonald's                 Common            580135101   1,215.2    43,353    43,353
          43,353
Medtronic Inc.             Common           585055106    2,919.9    56,261    56,261
          56,261
Merck                      Common           589331107    3,149.3    95,432    95,432
      95,432
Microsoft                  Common           594918104    2,457.0    88,862    88,862
       88,862
Midcap SPDR Trust Ser. I   Unit Ser 1        595635103     376.5     3,475     3,475
              3,475
National City Corp.        Common           635405103      338.4     8,762     8,762
           8,762
Neogen                     Common           640491106    7,177.5   367,510   367,510
        367,510
Newmont Mining Corp.       Common            651639106   1,902.9    41,795    41,795
                   41,795
Nisource Inc.              Common           65473P105    3,784.9   180,148   180,148
          180,148
Nortel Networks Corp.      Common           656569100      142.4    41,870    41,870
               41,870
Northrop Grumman Corp.     Common            666807102   2,093.0    39,246    39,246
                    39,246
Nuance Communication, Inc. Common            669967901     202.7    47,700    47,700
                    47,700
Omnicom Group Inc.         Common           681919106    1,439.0    19,696    19,696
                 19,696
Oregon Steel Mills, Inc.   Common           686079104      400.8    24,100    24,100
              24,100
Pan American Silver Corp.  Common           697900108      528.9    31,075    31,075
                  31,075
Penn Virginia Resource PtnrCommon            707884102   1,243.2    31,080    31,080
                   31,080
Pentair Int.               Common            709631105   3,423.2    98,059    98,059
      98,059
Pepsico Inc.               Common           713448108      371.6     7,638     7,638
      7,638
PetsMart Inc.              Common            716768106     599.0    21,100    21,100
        21,100
Pfizer, Inc.               Common           717081103    2,489.5    81,355    81,355
      81,355
Placer Dome Inc.           Common            725906101   1,522.3    76,575    76,575
            76,575
Plato Learning, Inc.       Common           72764Y100    1,005.8   113,780   113,780
              113,780
Power Integrations, Inc.   Common            739276103     478.5    23,420    23,420
              23,420
Procter & Gamble           Common           742718109    1,540.6    28,466    28,466
              28,466
Progress Energy Corp       Common           743263105    1,240.6    29,300    29,300
               29,300
Progressive Corp.          Common            743315103     211.9     2,500     2,500
          2,500
Qwest Communications Int'l Common            749121109      83.3    25,000    25,000
                  25,000
Rayonier Inc.              Common            754907103   1,944.6    42,985    42,985
         42,985
Royal Dutch Petroleum      Common           780257804      219.3     4,250     4,250
               4,250
Sabine Royalty Trust       Unit Ben Int     785688102      220.1     5,490     5,490
           5,490
Schlumberger               Common            806857108     313.0     4,650     4,650
         4,650
Silver Standard Resources ICommon           82823L106      508.4    30,775    30,775
                 30,775
Sovereign Bancorp          Common           845905108    1,480.7    67,860    67,860
              67,860
Stericycle Inc.            Common            858912108     838.8    18,275    18,275
       18,275
Steris Corp.               Common           859152100      992.8    45,250    45,250
       45,250
Suntrust Bks Inc           Common           867914103      316.8     4,500     4,500
         4,500
Symantec                   Common            871503108     378.7     6,900     6,900
      6,900
Target Corporation         Common           87612E106      228.5     5,050     5,050
            5,050
TEPPCO Partners L.P.       UT Ltd Partner   872384102    1,485.3    35,705    35,705
                  35,705
Texas Instruments          Common           882508104      688.4    32,350    32,350
            32,350
Thermo Electron Corp.      Common           883556102      540.4    20,000    20,000
                20,000
Templeton Global Inc.Fund  Common           880198106    2,120.3   243,436   243,436
                     243,436
Time Warner, Inc.          Common           887317105      466.3    28,891    28,891
            28,891
TJX Companies, Inc.        Common           872540109    2,340.9   106,211   106,211
                106,211
TYCO International Ltd.    Common           902124106    1,451.0    47,325    47,325
                 47,325
Ventana Medical Systems    Common           92276H106    1,537.0    30,472    30,472
                    30,472
Verizon Communications     Common           92343V104      459.5    11,669    11,669
                    11,669
Viacom Inc. - Cl B         CL B             925524308    2,022.2    60,256    60,256
         60,256
Viasys Healthcare Inc.     Common           92553Q209    2,367.0   141,485   141,485
                141,485
Vitesse Semiconductor Corp.Common            928497106      58.1    21,300    21,300
                  21,300
Vornado Realty Trust       Sh.Ben.Int        929042109     506.1     8,075     8,075
           8,075
Wal-mart Stores Inc.       Common           931142103      992.9    18,664    18,664
             18,664
Walgreen                   Common           931422109    2,563.0    71,531    71,531
        71,531
Wells Fargo Company        Common            949740104   2,703.0    45,329    45,329
                 45,329
Wyeth                      Common            983024100     893.7    23,895    23,895
     23,895

13F REPORT  3RD Q 2004                      GRAND TOTAL 163,789.2
